Available-for-sale securities	12 Months Ended
Dec. 31, 2011
Available-for-sale securities
Available-for-sale securities

11.  Available-for-sale securities

We have investments in certain debt and equity securities, primarily at Cat Insurance, that have been classified as available-for-sale and recorded at fair value based upon quoted market prices.  These investments are primarily included in Other assets in Statement 2.  Unrealized gains and losses arising from the revaluation of available-for-sale securities are included, net of applicable deferred income taxes, in equity (Accumulated other comprehensive income (loss) in Statement 2).  Realized gains and losses on sales of investments are generally determined using the FIFO (first-in, first-out) method for debt instruments and the specific identification method for equity securities.  Realized gains and losses are included in Other income (expense) in Statement 1.

	December 31, 2011			December 31, 2010			December 31, 2009
(Millions of dollars)	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value
Government debt
U.S. treasury bonds	$10	$—	$10	$12	$—	$12	$14	$—	$14
Other U.S. and non-U.S. government bonds	90	2	92	76	1	77	65	—	65

Corporate bonds
Corporate bonds	542	30	572	481	30	511	455	20	475
Asset-backed securities	112	(1)	111	136	—	136	141	(7)	134

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	297	13	310	258	15	273	295	13	308
Residential mortgage-backed securities	33	(3)	30	43	(3)	40	61	(10)	51
Commercial mortgage-backed securities	142	3	145	164	4	168	175	(13)	162

Equity securities
Large capitalization value	127	21	148	100	22	122	76	13	89
Smaller company growth	22	7	29	23	8	31	19	5	24
Total	$1,375	$72	$1,447	$1,293	$77	$1,370	$1,301	$21	$1,322

During 2011, 2010 and 2009, charges for other-than-temporary declines in the market values of securities were $5 million, $3 million and $12 million, respectively.  These charges were accounted for as a realized loss and were included in Other income (expense) in Statement 1.  The cost basis of the impacted securities was adjusted to reflect these charges.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2011
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$54	$1	$1	$—	$55	$1
Asset-backed securities	1	—	20	5	21	5

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	51	1	—	—	51	1
Residential mortgage-backed securities	3	—	18	3	21	3
Commercial mortgage-backed securities	15	—	8	1	23	1

Equity securities
Large capitalization value	36	5	6	1	42	6
Smaller company growth	4	1	—	—	4	1
Total	$164	$8	$53	$10	$217	$18

[1] Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2010
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Asset-backed securities	$19	$—	$19	$4	$38	$4

Mortgage-backed debt securities
Residential mortgage-backed securities	2	—	25	4	27	4
Commercial mortgage-backed securities	3	—	14	1	17	1

Equity securities
Large capitalization value	14	1	12	2	26	3
Total	$38	$1	$70	$11	$108	$12

[1]  Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2009
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$25	$—	$10	$1	$35	$1
Asset-backed securities	4	1	44	10	48	11

Mortgage-backed debt securities
Residential mortgage-backed securities	—	—	49	10	49	10
Commercial mortgage-backed securities	24	—	73	14	97	14

Equity securities
Large capitalization value	2	—	23	3	25	3
Total	$55	$1	$199	$38	$254	$39

[1]  Indicates length of time that individual securities have been in a continuous unrealized loss position.

Corporate Bonds.  The unrealized losses on our investments in corporate bonds and asset-backed securities relate primarily to changes in interest rates and credit-related yield spreads since time of purchase.  We do not intend to sell the investments and it is not likely that we will be required to sell the investments before recovery of their amortized cost basis.  We do not consider these investments to be other-than-temporarily impaired as of December 31, 2011.

Mortgage-Backed Debt Securities.  The unrealized losses on our investments in mortgage-backed securities and mortgage-related asset-backed securities relate primarily to the continuation of elevated housing delinquencies and default rates, risk aversion and credit-related yield spreads since time of purchase.  We do not intend to sell the investments and it is not likely that we will be required to sell these investments before recovery of their amortized cost basis.  We do not consider these investments to be other-than-temporarily impaired as of December 31, 2011.

Equity Securities.  Cat Insurance maintains a well-diversified equity portfolio consisting of two specific mandates:  large capitalization value stocks and smaller company growth stocks.  U.S. equity valuations remained volatile during 2011 on ongoing concerns over the European debt crisis.  In each case where unrealized losses exist, the respective company’s management is taking corrective action in order to increase shareholder value.   We do not consider these investments to be other-than-temporarily impaired as of December 31, 2011.

The cost basis and fair value of the available-for-sale debt securities at December 31, 2011, by contractual maturity, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay and creditors may have the right to call obligations.

(Millions of dollars)	Cost Basis	Fair Value
Due in one year or less	$69	$70
Due after one year through five years	479	493
Due after five years through ten years	152	171
Due after ten years	54	51
U.S. agency mortgage-backed securities	297	310
Residential mortgage-backed securities	33	30
Commercial mortgage-backed securities	142	145
Total debt securities — available-for-sale	$1,226	$1,270

Sales of Securities

	Years Ended December 31,
(Millions of dollars)	2011	2010	2009
Proceeds from the sale of available-for-sale securities	$247	$228	$291
Gross gains from the sale of available-for-sale securities	$4	$10	$9
Gross losses from the sale of available-for-sale securities	$1	$1	$10